Description of Business, Organization, and Basis of Presentation - Schedule of Investments in the Consolidated VIEs (Details) - Variable Interest Entities [Member]	12 Months Ended
Dec. 31, 2025
Jinghua Structured Fund 6 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2014/9/9
Principal activities	Micro credit
Bohai Trust Shenfanlian Micro Finance Structured [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2016/9/14
Principal activities	Micro credit
Bohai Huihe SME Structured Fund[Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2017/9/29
Principal activities	Micro credit
Beijing Fanhua Micro-credit Company Limited [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2012/8/10
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2018/7/18
Principal activities	Micro credit
Bohai Trust No.1 Huiying Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2018/9/10
Principal activities	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structured [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2018/11/28
Principal activities	Micro credit
Jinghua Structured Fund 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2019/5/8
Principal activities	Micro credit
Hunan Structured Fund 2019-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2019/9/23
Principal activities	Micro credit
Hunan Structured Fund 2019-2 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2019/9/23
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2019/11/6
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2019/9/24
Principal activities	Micro credit
No. 50 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2019/4/26
Principal activities	Micro credit
No. 70 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2020/12/25
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 22-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2020/6/22
Principal activities	Micro credit
No. 74 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2020/11/26
Principal activities	Micro credit
Hunan Structured Fund 2020-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2020/12/8
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-2 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/1/26
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 30-X [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/3/17
Principal activities	Micro credit
Bohai Trust 2020 Pucheng No. 75 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/7/15
Principal activities	Micro credit
Guomin Tianshu Structured Fund 2-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/8/31
Principal activities	Micro credit
Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/9/30
Principal activities	Micro credit
Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership)[Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/11/29
Principal activities	Micro credit
Zhongrong Yuanshuo No.1 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2021/9/29
Principal activities	Micro credit
Tianjin Baihua Economic Information Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/1/19
Principal activities	Micro credit
Bohai Trust 2021 Pucheng No. 83 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/1/25
Principal activities	Micro credit
Zhongrong Yuanshuo No.2 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/2/18
Principal activities	Micro credit
Shenzhen Huashu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/2/22
Principal activities	Micro credit
Zijin No.3 Business Acceleration Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/4/25
Principal activities	Micro credit
Zhongliang Hongrui No.1 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/5/19
Principal activities	Micro credit
Zhongrong Yuanshuo No.3 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/7/26
Principal activities	Micro credit
Tianjin Pinhua Economic Information Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/10/10
Principal activities	Micro credit
Shenzhen Zeshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2022/11/19
Principal activities	Micro credit
Hunan Caixin - Zhongliang - Hongxin Universal Benefit No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/2/7
Principal activities	Micro credit
Shenzhen Mingshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/4/13
Principal activities	Micro credit
No. 51 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/6/29
Principal activities	Micro credit
No. 2 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/7/7
Principal activities	Micro credit
Guangzhou Ming Hao Investment Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/8/28
Principal activities	Micro credit
Zhongliang Trust Plan- Hongjun No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/9/7
Principal activities	Micro credit
Zhongliang Trust Plan-Honghao No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/9/7
Principal activities	Micro credit
Zhongliang Trust Plan-Hongsheng No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2024/11/1
Principal activities	Micro credit
Zhongliang Trust Plan- Hongmeng No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/11/15
Principal activities	Micro credit
Zhongliang Trust Plan-Hongyi Puhui No.1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2025/04/01
Principal activities	Micro credit
Zhongliang Trust Plan- Hongji No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC 2023/12/ 25
Principal activities	Micro credit